STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (20,000)	$ (5,038,764)
Adjustment to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability		(1,576,196)
Offering cost allocated to warrant liability		299,523
Interest earned on marketable securities held in Trust Account		(19,527)
Change in fair value of over-allotment option liability		1,056,000
Changes in operating assets and liabilities:
Payment of formation costs through issuance of Class B ordinary shares	5,000
Accounts Receivable		(502,956)
Prepaid expenses and other current assets	(5,000)	(521,674)
Accounts payable and accrued offering costs		5,172,585
Net cash used in operating activities	(20,000)	(3,243,009)
Cash Flows from Investing Activities
Investment of cash into trust account	0	(278,002,870)
Net cash used in investing activities	0	(278,002,870)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		238,142,813
Proceeds from sale of Private Placement Units		35,000,000
Proceeds from sale of Private Placement Warrants		6,860,057
Payment of offering costs	(5,716)
Proceeds from promissory note - related party	25,716	1,280,654
Net cash provided by financing activities	20,000	281,283,524
Net Change in Cash	0	37,645
Cash - Beginning of period	0	0
Cash - End of period	0	37,645
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Deferred Offering Costs	531,947	581,484
Deferred offering costs paid directly by sponsor in exchange for issuance of Class B ordinary shares	$ 20,000
Proceeds from Promissory Note with Related Party for Offering Cost		105,925
Initial classification of Class A ordinary share subject to possible redemption		243,002,870
Deferred underwriting fee payable		8,505,100
Initial Classification of Warrant liability		$ 14,916,913